COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases
Amount
RMB

2016	17,377
2017	10,799
2018	10,149
2019	8,668
2020	8,049
Thereafter	60,862
Total	115,904